INVESTMENT PROPERTIES - Valuation of Investment Properties (Details) - Commercial properties	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discounted cash flow | Core Office
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	6.80%	6.50%
Terminal capitalization rate (percent)	5.40%	5.30%
Investment horizon (yrs.)	11 years	11 years
Discounted cash flow | Core Retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	7.20%	7.00%
Terminal capitalization rate (percent)	5.30%	5.30%
Investment horizon (yrs.)	10 years	10 years
Discounted cash flow | LP Investments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	9.10%	9.40%
Terminal capitalization rate (percent)	6.30%	7.00%
Investment horizon (yrs.)	8 years	8 years
Direct capitalization | Multifamily and Manufactured Housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Implied capitalization rate	4.30%	4.30%